Taxation (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Accrued interest receivable	$ 52,930	$ 267,208
Accrued interest payable	1,058,637	442,258
Provision for loan losses	21,300,459	9,609,133
Accruals	21,300,459	20,250
Investment impairment	545,248
Net operating losses carryforwards	787,092
Deferred tax assets	23,766,459	10,338,849
Valuation allowance	(23,766,459)	(10,338,849)
Deferred tax assets, net